As filed with the Securities and Exchange Commission

on June 2, 2016

Securities Act File No. 33-68124

Investment Company Act File No. 811-7986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 42	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 44	☒

(Check appropriate box or boxes)

THE ALGER INSTITUTIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	212-806-8800

Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Gary L. Granik, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, NY 10038-4982

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on August 1, 2016 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            The post effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUSES

ENCLOSED

August 1, 2016

This is not part of the prospectus.

Table of Contents

THE ALGER INSTITUTIONAL FUNDS
1	Summary Section
1	Alger Small Cap Growth Institutional Fund
6	Introduction: The Alger Institutional Funds
6	Hypothetical Investment and Expense Information
7	Additional Information About the Funds' Investment Strategies and Investments
9	Management and Organization
11	Financial Highlights
A-1	Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Dividends and Distributions
A-2	Classes of Fund Shares
A-3	Purchasing and Redeeming Fund Shares
A-4	Exchanges
A-4	Other Purchase and Exchange Limitations
A-4	Limitations on Excessive Trading
A-6	Disclosure of Portfolio Holdings
A-7	Other Information
A-9	For Fund Information

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION,
June 2, 2016

THE ALGER
INSTITUTIONAL FUNDS

Available for investment by Institutional Investors

Prospectus August 1, 2016

	Class	Ticker Symbol
Alger Small Cap Growth Institutional Fund	Z-2

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents

THE ALGER INSTITUTIONAL FUNDS
1	Summary Section
1	Alger Small Cap Growth Institutional Fund
6	Introduction: The Alger Institutional Funds
6	Hypothetical Investment and Expense Information
7	Additional Information About the Funds' Investment Strategies and Investments
9	Management and Organization
11	Financial Highlights
A-1	Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Dividends and Distributions
A-2	Classes of Fund Shares
A-3	Purchasing and Redeeming Fund Shares
A-4	Exchanges
A-4	Other Purchase and Exchange Limitations
A-4	Limitations on Excessive Trading
A-6	Disclosure of Portfolio Holdings
A-7	Other Information
A-9	For Fund Information

Alger Small Cap Growth Institutional Fund

Investment Objective

Alger Small Cap Growth Institutional Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Growth Institutional Fund
Class	Z-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.19%*
Total Annual Fund Operating Expenses	1.00%
Expense Reimbursement**	.01%**
Total Annual Fund Operating Expenses After Expense Reimbursement	.99%

*  "Other Expenses" are estimated based on Other Expenses of Class I Shares.

**  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through July 31, 2017 to the extent necessary to limit the total annual fund operating expenses of the Fund's Class Z-2 Shares to .99% of the class's average daily net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$101	$317	$551	$1,224

Prospectus 1/11

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125.72% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad-based indexes of small capitalization stocks. At June 30, 2016, the market capitalization of the companies in these indexes ranged from $___ million to $__ billion.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Prospectus 2/11

The following risks may also apply:

•  Small Cap Securities Risk – there may be greater risk in investing in smaller, less-seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z-2 Shares were not offered prior to August 1, 2016. Historical performance prior to August 1, 2016 is that of the Fund's Class I Shares. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class I Shares* as of December 31 (%)

Best Quarter: Q2 2009 20.34%	Worst Quarter: Q4 2008 -27.26%

Prospectus 3/11

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since 11/8/93
Class I (Inception 11/8/93)*
Return Before Taxes	-3.32%	7.15%	6.49%	8.73%
Return After Taxes on Distributions	-10.98%	3.02%	4.42%	7.09%
Return After Taxes on Distributions and Sale of Fund Shares	4.53%	5.69%	5.28%	7.21%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	7.95%	6.91%

*  The returns shown are for Class I Shares, which would have substantially similar returns as Class Z-2 Shares because the Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class R Shares, which are not shown, will vary from those shown for Class I Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA* Executive Vice President and Portfolio Manager Since November 2001
Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

*  Jill Greenwald is currently on a temporary medical leave of absence. During Ms. Greenwald's absence, Dan C. Chung, Chief Executive Officer, Chief Investment Officer, and Portfolio Manager since January 2016, has assumed Ms. Greenwald's responsibility for day-to-day management of the Fund's portfolio.

Prospectus 4/11

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z-2 Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 5/11

Introduction: The Alger Institutional Funds

The investment objective, principal strategy and primary risks of the Fund are discussed above. Alger Small Cap Growth Institutional Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

All of the Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the differences in charges or expenses. Remember that the Fund's past performance (before or after taxes) is not necessarily an indication of how it will perform in the future.

The index used in the Summary Section is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index. Investors cannot invest directly in any index.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

Hypothetical Investment and Expense Information

Hypothetical investment and expense information, which is not required to be included in this Prospectus by the Securities and Exchange Commission, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example reflects the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Prospectus 6/11

Alger Small Cap Growth Institutional Fund

Class Z-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.17%	12.50%	17.00%	21.68%	26.54%	31.61%	36.87%	42.34%	48.04%
End Investment Balance	$10,401	$10,817	$11,250	$11,700	$12,168	$12,654	$13,161	$13,687	$14,234	$14,804
Annual Expense	$101	$106	$110	$115	$119	$124	$129	$134	$140	$145

Additional Information About the Funds' Investment Strategies and Investments

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Related Risks

The Fund invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  High Unit Volume Growth

Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  Positive Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Alger Small Cap Growth Institutional Fund must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by the number of its outstanding shares.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If the Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Prospectus 7/11

Alger Small Cap Growth Institutional Fund

The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad-based indexes of small capitalization stocks.

Equity Securities

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock's market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. Expected growth may not be realized.

Investing in Midcap or Smallcap Companies

There is a possibility of greater risk by investing in medium-capitalization or small-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. The share prices of smaller companies tend to be more volatile than those of larger companies. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of medium market capitalization or smaller market capitalization.

U.S. Government Securities

U.S. Government Securities are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are

Prospectus 8/11

issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

The Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities in an amount up to 15% of net assets, pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

The Fund may invest in other securities that are not its principal strategy. The investment risks associated with such other investments are not principal risks of the Fund. These strategies and risks are described in the Statement of Additional Information. You should read that information carefully.

Management and Organization

Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

The Manager has been an investment adviser since 1964, and manages investments totaling (at June 30, 2016) approximately $___ billion in mutual fund assets as well as $__ billion in other assets. The Manager has managed each Fund since its inception. The Manager makes investment decisions for each Fund and continuously reviews its investment program. These management responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees' basis for approving the

Prospectus 9/11

advisory contract with respect to each Fund is available in the Funds' annual report to shareholders for its most recent October 31 fiscal year end. The Fund pays the Manager advisory fees at the following annual rates based on a percentage of average daily net assets: Alger Small Cap Growth Institutional Fund – .81% for assets up to $1 billion and .75% for assets in excess of $1 billion.

Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio

Fund	Portfolio Managers	Since
Alger Small Cap Growth Institutional Fund	Jill Greenwald, CFA* Amy Y. Zhang, CFA	November 2001 February 2015

*   Jill Greenwald is currently on a temporary medical leave of absence. During Ms. Greenwald's absence, Dan C. Chung has assumed Ms. Greenwald's responsibility for day-to-day management of the Fund's portfolio.

•  Ms. Greenwald has been employed by the Manager since 2001 as a portfolio manager. She became an Executive Vice President in 2008.

•  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Fund(s) that they manage.

Administrator

Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended. Each Fund pays the Administrator a fee at the annual rate of .0275% of the Fund's average daily net assets.

For more information, please see the Shareholder Information section beginning on Page A-1.

Prospectus 10/11

Financial Highlights

As a new class of shares, financial highlights for Class Z-2 Shares of Alger Small Cap Growth Institutional Fund are not available as of the date of this Prospectus.

Prospectus 11/11

Shareholder Information

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for a Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade.

The assets of the Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Funds are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of

Prospectus A-1/A-9

foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

The Fund declares and pays dividends and distributions annually. The Fund expects that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their individual plan accounts. Dividends and distributions may differ among classes of shares of a Fund.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Alger Small Cap Growth Institutional Fund offers three classes of shares (Class I, R and Z-2 Shares). Class I, R and Z-2 Shares are generally offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. Class I Shares are subject to Distribution and/or Shareholder Servicing Fees of 0.25%. Class R

Prospectus A-2/A-9

Shares are subject to an additional Distribution (12b-1) Fee of 0.50%. Class Z-2 Shares have no Distribution or Shareholder Servicing Fees.

The Fund's Class I and R Shares are offered in a separate Prospectus.

Purchasing and Redeeming Fund Shares

The Fund's Class Z-2 Shares, which are generally subject to a minimum initial investment of $500,000, provide an investment vehicle for qualified or non-qualified retirement or employment benefit plans; banks, bank trust departments and trust companies; Section 529 college savings plans; asset-based fee programs; fee-paying clients of a registered investment advisor; corporations; insurance companies; registered investment companies; foundations and endowments; charitable, religious and educational institutions; and individual investors.

There is no maximum investment limit for Class Z-2 Shares.

The Distributor may waive the minimum initial investment of $500,000 for Class Z-2 Shares of the Funds for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for a waiver of the minimum initial investment.

The Funds' shares can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent or other agent appointed by the Distributor. All orders for purchase of shares are subject to acceptance or rejection by the Funds or their transfer agent. The transfer agent pays for redemptions within seven days after it accepts a redemption request.

Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the "cost basis" of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or to certain types of entities (such as C corporations).

If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the

Prospectus A-3/A-9

Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method is best for you.

Exchanges

You can exchange shares of a Fund for shares of another Fund, subject to certain restrictions. Shares of the Funds can be exchanged or redeemed via telephone under certain circumstances. The Funds and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If the Funds and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.

Other Purchase and Exchange Limitations

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Funds through an administrator or trustee that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

Limitations on Excessive Trading

The Fund invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each of International Fund, Emerging Fund and Global Fund, may invest a significant amount of its assets in securities traded on foreign exchanges for which current New York Stock Exchange closing prices may not be readily available on a daily basis at the time the Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Fund recognizes that the presence of small capitalization and medium capitalization

Prospectus A-4/A-9

securities and/or foreign securities in a Fund's portfolio and other circumstances may invite frequent and/or short-term trading by Fund shareholders, for whatever reason implemented (including the perception that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a Fund, increase the Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Fund therefore discourages market timing, and to the extent possible monitor for market timing patterns in the Fund.

The Board of Trustees has adopted policies and procedures to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. The Fund might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Fund and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Fund's efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Prospectus A-5/A-9

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Fund's portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Fund makes its full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Fund's fiscal quarter.

In addition, the Fund makes publicly available its month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Fund provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Fund's Chief Compliance Officer, President or Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Fund routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund portfolios versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, standard

Prospectus A-6/A-9

deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

Other Information

The Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

The Fund may pay the Distributor, Fred Alger & Company, Incorporated, or other entities, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts with respect to Class I and Class R Shares. This fee is included in the Fund's shareholder servicing fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

Additional Compensation. From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to request from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a

Prospectus A-7/A-9

particular class of shares of a Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Fund. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount.

The Fund and its agents reserve the right at any time to: reject or cancel all or any part of any purchase or exchange order; redeem all Fund shares modify any terms or conditions of purchase of shares of any Fund; or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.

Prospectus A-8/A-9

For Fund Information:

By Telephone:  (800) 992-3362

By Mail:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02260-8480

Statement of Additional Information

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Annual and Semi-Annual Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.

Quarterly Fund Holdings

Each Fund's most recent month-end portfolio holdings are available approximately sixty days after month-end on the Fund's website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Distributor: Fred Alger & Company, Incorporated

The Alger Institutional Funds  SEC File #811-7986

Prospectus A-9/A-9

This is not part of the prospectus.

MPIR

SUBJECT TO COMPLETION
June 2, 2016

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2016

The Alger Institutional Funds

The Alger Institutional Funds (the "Trust") is a Massachusetts business trust, registered with the Securities and Exchange Commission (the "SEC") as an investment company, that offers interests in the following Funds and classes of shares:

	Class	Ticker Symbol
Alger Small Cap Growth Institutional Fund ("Small Cap Growth Institutional Fund")	Z-2

The Trust's financial statements for the year ended October 31, 2015 are contained in its annual report to shareholders and are incorporated by reference into this Statement of Additional Information.

This Statement of Additional Information is not a prospectus. It contains additional information about the Fund and supplements information in the Fund's Prospectus dated August 1, 2016. It should be read together with the applicable Prospectus, which may be obtained without charge by writing the Trust c/o Boston Financial Data Services, Inc., Attn: The Alger Family of Funds, P.O. Box 8480, Boston MA 02266-8480, or by calling (800) 992-3362, or at the Trust's website at http://www.alger.com.

CONTENTS

Investment Strategies and Policies	3
Net Asset Value	14
Classes of Shares	15
Purchases	15
Redemptions	17
Exchanges	18
Management	18
Code of Ethics	25
Dividends and Distributions	25
Taxes	26
Custodian	27
Transfer Agent	27
Certain Shareholders	27
Organization	29
Proxy Voting Policies and Procedures	31
Financial Statements	32
Potential Conflicts of Interest	32
Appendix	40

INVESTMENT STRATEGIES AND POLICIES

Certain Securities and Investment Techniques

The Prospectus discusses the investment objective of the Fund and the primary strategies to be employed to achieve that objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

In General

The Fund seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Fund will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit-volume growth rate. In order to afford the Funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

The investment strategies of Fred Alger Management, Inc. ("Alger Management" or the "Manager") utilize the proprietary research of its analyst and portfolio management team to continually assess the markets and sectors it follows for attractive investment opportunities. With respect to stocks in the Fund's portfolio, one principle of the portfolio strategy at Alger Management is for analysts and portfolio managers to evaluate the return potential vs. risk (downside) in each stock held in a portfolio and compare that to those, and other variables, offered by stocks under coverage within Alger Management's research team. Portfolio managers, together with investment analysts, at Alger Management continually seek to optimize performance of the Fund's portfolios by replacing individual stocks, or reducing or increasing their relative weighting in other portfolios, with stocks evaluated as having better appreciation potential, having improved reward to risk opportunity, or offering the portfolio diversification or other characteristics determined to be beneficial to achieving the portfolio's overall objectives. The Fund's portfolio turnover rates may vary significantly from year to year as a result of the Fund's investment process.

There is no guarantee that the Fund's objective will be achieved.

The Fund will adjust its holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

The Fund's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Fund's securities, with obligations with less than one year to maturity excluded.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, each Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Temporary Defensive and Interim Investments

When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:

•  high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies;

•  commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies);

•  short-term debt obligations of corporate issuers, certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations; and

•  repurchase agreements.

Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly and are not generally subject to significant fluctuations in principal value, and their value will be less subject to interest rate fluctuation than longer-term debt securities.

Bank Obligations

These are certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Fund will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks that do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, and (ii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Foreign Bank Obligations

Investments by the Fund in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and record-keeping standards.

Short-Term Corporate Debt Securities

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Commercial Paper

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

Convertible Securities

The Fund may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers; declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers' payment obligations.

Variable Rate Master Demand Notes

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Fund and an issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

U.S. Government Obligations

The Fund may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

U.S. Government Agency Securities

These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Bank, Farmers Home Administration, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Financing Bank, Federal Farm Credit System, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Lending of Portfolio Securities

The Fund has the authority to lend securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Alger Management or its affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

The Fund bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with banks, registered broker-dealers and government securities dealers approved by the Board of Trustees. Under the terms of a repurchase agreement, the Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund's holding period. Thus, repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the agreement. Alger Management reviews the creditworthiness of those banks, dealers and clearing corporations with which the Funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

Warrants and Rights

The Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a specified amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

Restricted and Illiquid Securities

The Fund may invest in restricted securities; i.e., securities which are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for the Fund to bear the expense of registration.

The Fund will not invest more than 15% of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

The Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). Rule 144A is designed to facilitate efficient trading of unregistered securities among institutional investors. The Rule permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ. In adopting Rule 144A, the SEC specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Trust's Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased by the Fund pursuant to Rule 144A, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.

Short Sales

The Fund may sell securities "short against the box." While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sale transactions have been subject to increased regulatory scrutiny in response to recent market events, including the imposition of restrictions on short-selling certain securities and reporting requirements. Regulatory authorities may from time to time impose restrictions that adversely affect the ability to borrow certain securities in connection with short sale transactions. Regulations imposed by the SEC, and the potential for further interventions by the SEC or other regulators, may discourage or impede short selling practices due to the increased economic, regulatory, compliance and disclosure obligations or risks that they present.

Foreign Securities

The Fund may invest up to 20% of the value of its total assets in foreign securities. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

The risks associated with investing in foreign securities are often heightened for investments in emerging markets countries. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. A Fund's purchase and sale of portfolio securities in certain emerging markets countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, Alger Management and its affiliates and its clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on a Fund's performance and may adversely affect the liquidity of the Fund's investment to the extent that it invests in certain emerging market countries. In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries' currencies may not be internationally traded. Certain of these currencies have experienced volatility relative to the U.S. dollar. If a Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund's net asset value will be adversely affected. If the Fund hedges the U.S. dollar value of securities it owns denominated in currencies that increase in value, the Fund will not benefit from the hedge it purchased, and will lose the amount it paid for the hedge. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Derivative Transactions

The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Funds may use include, but are not limited to, options contracts, futures contracts, and options on futures contracts. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than "traditional" securities would. Alger Management, however, may decide not to employ some or all of these strategies for a Fund and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund's other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

The Fund, as permitted, may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before the Fund enters into such transactions or makes any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

The Fund's Manager has claimed exclusion from the definition of a commodity pool operator under the Commodity Exchange Act and is not subject to registration or regulation as a commodity pool operator.

Options

The Fund may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. The Funds may only buy or sell options that are listed on a national securities exchange.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

The Fund will not sell options that are not covered. A call option written by the Fund on a security is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. A put option is "covered" if the Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund would realize a loss from a closing transaction if the price of the transaction were more than the premium received from writing the option or less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.

In addition to options on securities, the Fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate Fund securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Fund in put and call options, there can be no assurance that the Fund will succeed in any option trading program it undertakes.

Borrowing

The Fund may borrow for temporary or emergency purposes.

Interfund Loans

The SEC has granted an exemption permitting the funds advised by Alger Management to participate in an interfund lending program. This program allows the funds to borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each fund may lend uninvested cash in an amount up to 15% of its net assets to other funds, and each fund may borrow in an amount up to 10% of its net assets from other funds. If a fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the fund's total assets, such fund will secure all of its loans from other funds. The ability of the fund to lend cash to or borrow cash from other funds is subject to certain other terms and conditions. The Trust's Board of Trustees is responsible for overseeing the Trust's participation in the interfund lending program.

Master Limited Partnerships

The Fund may invest in Master Limited Partnerships ("MLP"). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the partnership's operations and management. The Funds may purchase publicly traded common units issued to limited partners of MLPs. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax; rather, its income, gain or losses pass through to common unitholders. The value of an MLP generally fluctuates predominantly based on prevailing market conditions and the success of the MLP. Investments held by MLPs may be relatively illiquid, and MLPs themselves may trade infrequently and in limited volume. MLPs involve the risks related to their underlying assets, and risks associated with pooled investment vehicles.

Venture Capital and Private Equity Investments

The Fund may identify investment opportunities that are not yet available in the public markets and that are accessible only through private equity investments. To capitalize on such opportunities, the Fund may invest in venture capital or private equity funds, direct private equity investments and other investments that Alger Management determines to have limited liquidity ("Special Investment Opportunities"). There may be no trading market for Special Investment Opportunities, and the sale or transfer of such securities may be limited or prohibited by contract or legal requirements, or may be dependent on an exit strategy, such as an IPO or the sale of a business, which may not occur, or may be dependent on managerial assistance provided by other investors and their willingness to provide additional financial support. Positions in Special Investment Opportunities may be able to be liquidated, if at all, only at disadvantageous prices. As a result, a Fund that holds such positions may be required to do so for several years, if not longer, regardless of adverse price movements. Investment in Special Investment Opportunities may cause a Fund to be less liquid than would otherwise be the case.

Cyber Security Risk

With the increasing use of the internet and technology in connection with Fund operations, the Funds and their service providers are susceptible to greater operational and information security risks through breaches of cyber security. Cyber security breaches include stealing or corrupting data maintained online or digitally, "denial of service" attacks on websites, the unauthorized monitoring, misuse, loss, destruction or corruption of confidential information, unauthorized access to systems, compromises to networks or devices that the Funds and their service providers use to service Fund operations, and operational disruption or failures in the physical infrastructure or operating systems that the support the Funds and their service providers. Cyber security breaches affecting a Fund or any of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in financial losses or the inability of Fund shareholders to transact business. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber security breaches. Such costs may be ongoing because threats of cyber attacks are constantly evolving. Issuers of securities in which the Funds invest are also subject to similar cyber security risks, which could result in material adverse consequences for such issuers, and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Funds or their service providers, or the issuers of the securities in which the Funds invest, will not suffer losses relating to cyber security breaches in the future.

Investment Restrictions

The investment restrictions numbered 1 through 12 below have been adopted by the Trust with respect to the Fund as fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67% or more of the shares present at a Fund meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares. A fundamental policy affecting a particular Fund may not be changed without the vote of a majority of the outstanding voting securities of the affected Fund. Each Fund's investment objective is a fundamental policy.

The investment policies adopted by the Trust prohibit the Fund from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of a Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this limitation.

2. Purchasing more than 10% of the voting securities of any one issuer or more than 10% of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that the Fund may borrow for temporary or emergency purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed five percent of the value of the Fund's total assets, the Fund will not make any additional investments.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10% of the value of the Fund's total assets, except in connection with borrowings.

6. Issuing senior securities.

7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed to be an underwriter under the Securities Act by virtue of disposing of portfolio securities.

8. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

10. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

11. Investing in commodities.

12. Purchasing or selling real estate or real estate limited partnerships, except that the Fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

The percentage limitations contained in the foregoing restrictions apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund's assets will not constitute a violation of the restriction.

Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for the Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Trust's Board of Trustees. Although investment requirements for the Fund are reviewed independently from those of the other accounts managed by Alger Management and those of the other Funds, investments of the type the Funds may make may also be made by these other accounts or Funds. When the Fund and one or more other Funds or other accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund.

Transactions in equity securities are in most cases effected on U.S. and foreign stock exchanges or in over-the-counter markets and involve the payment of negotiated brokerage commissions. Where there is no stated commission, as in the case of certain securities traded in the over-the-counter markets, the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

In Alger Management's view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation. As a result, the Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management's philosophy to pursue the Fund's investment objective by managing this Fund actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing a Fund's brokerage and custodial expenses. To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Trust's Board of Trustees has determined that portfolio transactions will generally be executed through Fred Alger & Company, Incorporated ("Alger Inc." or the "Distributor"), a registered broker-dealer, if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Fund involved a rate consistent with that which other broker-dealers charge to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Trust except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Fund involved, the other Funds and/or other accounts over which Alger Management or its affiliates exercise investment discretion to the extent permitted by law. Alger Management's fees under its agreements with the Fund are not reduced by reason of its receiving brokerage and research services. The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits received by the Funds. Neither Alger, Inc. nor its affiliates engage in principal transactions with the Funds and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which include securities traded in over-the-counter markets, money market investments and most debt securities.

For the fiscal years ended October 31, 2013, 2014, and 2015, the Fund paid commissions in connection with portfolio transactions as follows:

	Broker Commissions for 2013
		Paid to Alger Inc.			Soft Dollar Transactions
	Total Paid by the Fund	Dollar Amount Paid to Alger Inc.	% of Brokerage Commissions Paid to Alger Inc.	% of Dollar Amount of Transaction Effected through Alger Inc.	Value of Transactions	Commissions
Small Cap	$1,892,989	$626,880	33%	38%	$147,014,683	$265,487
	Broker Commissions for 2014
		Paid to Alger Inc.			Soft Dollar Transactions
	Total Paid by the Fund	Dollar Amount Paid to Alger Inc.	% of Brokerage Commissions Paid to Alger Inc.	% of Dollar Amount of Transaction Effected through Alger Inc.	Value of Transactions	Commissions
Small Cap	$1,949,714	$549,695	28%	27%	$201,657,676	$358,095
	Broker Commissions for 2015
		Paid to Alger Inc.			Soft Dollar Transactions
	Total Paid by the Fund	Dollar Amount Paid to Alger Inc.	% of Brokerage Commissions Paid to Alger Inc.	% of Dollar Amount of Transaction Effected through Alger Inc.	Value of Transactions	Commissions
Small Cap	$1,623,562	$242,815	15%	16%	$205,220,468	$226,044

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Fund's portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Fund.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Fund's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund) are acceptable.

The Fund makes its full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Fund makes publicly available its month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Fund's Chief Compliance Officer, President or Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom the Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders. In addition to material the Fund routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund portfolio versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, standard deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

The Trust provides its portfolio holdings on a daily basis, with no lag, to each of Factset, Thompson Reuters, Trade Informatics, Abel Noser, JP Morgan Chase & Co, Bloomberg, and Sawtooth Asset Management, Inc. The Trust has ongoing arrangements to provide its portfolio holdings to Towers Watson Consulting, Mercer Investment Consulting, The Bogdahn Group, All Star Financial, Wilshire, and Callan Associates. Neither the Trust nor any other person is directly compensated for such disclosure, although certain persons receiving such disclosure may be investors in one or more Funds and may therefore be subject to fees applicable to all shareholders. Alger Management also manages accounts for individuals and institutions. Holders of these accounts may own many of the same securities as the Fund, and therefore may be generally aware of the portfolio holdings of the Fund.

NET ASSET VALUE

The price of one share of a class is based on its "net asset value." The net asset value is computed by adding the value of the Fund's investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of shares of the class outstanding. The net asset value of a share of a given class may differ from that of one or more other classes of the Fund. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

Purchases of shares will be based upon the next net asset value calculated for each class after your order is received and accepted by the Transfer Agent or other designated intermediary. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m.

Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.

The NYSE is generally open on each Monday through Friday, except New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

The assets of the Fund are generally valued on the basis of market quotations. Securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at a price within the bid and asked price or the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued may be used. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Board of Trustees.

Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Developments that occur between the close of these markets (generally foreign markets) and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be fair values of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

The valuation of money market instruments with maturities of 60 days or less held by the Fund is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

CLASSES OF SHARES

Small Cap Growth Institutional Fund offers three classes of shares (Class I, R and Z-2 Shares). Class I, R and Z-2 Shares are offered only to institutional investors, in separate prospectuses. Class I, Class R and Class Z-2 Shares are not subject to a sales charge of either kind. Each of these classes of shares is subject to distribution and/or service fees, except that Class Z Shares are sold without a distribution or service fee.

From time to time, Alger Inc. may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge on Class A Shares. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act.

Current total return figures may be obtained by calling Alger Funds at 800-992-3863 or on the Funds' website at www.alger.com.

PURCHASES

Shares of the Fund are offered continuously by the Trust and are distributed on a best efforts basis by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement"). Under the Distribution Agreement, Alger Inc. bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders.

The Fund does not accept cash or cash equivalents for share purchases. Third-party checks will not be honored except in the case of employer-sponsored retirement plans. You will be charged a fee for any check returned by your bank.

Orders received by the Trust's transfer agent or other designated intermediary are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Fund are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Trust. Payment for redemptions will be made by the Trust's transfer agent on behalf of the Trust and the relevant Funds within seven days after the request is received.

Investors may exchange stock of companies acceptable to Alger Management for shares of the Funds with a minimum of 100 shares of each company generally being required. The Trust believes such exchange provides a means by which holders of certain securities may invest in the Funds without the expense of selling the securities in the open market. The investor should furnish either in writing or by telephone to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a letter of transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the letter of transmittal to the Custodian of the Trust's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Fund's securities are valued each day. Shares of the Fund having an equal net asset value as of the close of the same day will be registered in the investor's name. Applicable sales charges, if any, will apply, but there is no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

Confirmations and Account Statements

All of your transactions through the Transfer Agent, Boston Financial Data Services, Inc., will be confirmed on separate written transaction confirmations (other than Automatic Investment Plan transactions) and on periodic account statements. You should promptly and carefully review the transaction confirmations and periodic statements provided to you and notify the Transfer Agent in writing of any discrepancy or unauthorized account activity. Any information contained on transaction confirmations and account statements will be conclusive unless you notify the Transfer Agent of an apparent discrepancy or unauthorized account activity within ten (10) business days after the information is transmitted to you.

Expenses of the Funds

The Fund will bear its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. Trustwide expenses not identifiable to any particular Fund or class will be allocated in a manner deemed fair and equitable by the Board of Trustees. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Funds while retaining the ability to be paid by the applicable Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

Purchases Through Processing Organizations

You can purchase and redeem shares through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares of the Funds for its clients or customers. The Trust may authorize a Processing Organization to receive, or to designate other financial organizations to receive, purchase and redemption orders on each Fund's behalf. In that case, the Fund will be deemed to have received an order when the Processing Organization or its intermediary receives it in proper form, and the order will be processed based on the net asset value of the Fund next calculated after the order is received in proper form by the Processing Organization or its designee.

When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in classes of the Funds for shareholders who invest through a Processing Organization will generally be set by the Processing Organization. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest in the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with the Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger, Inc., or any of its affiliates.

REDEMPTIONS

The right of redemption of shares of the Fund may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset values not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Telephone Redemptions

You automatically have the ability to make redemptions by telephone unless you refuse the telephone redemption privilege. To sell shares by telephone, please call (800) 992-3863. Redemption requests received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) will generally be mailed on the next business day. Shares issued in certificate form are not eligible for this service.

Redemption proceeds are mailed to the address of record. Any request for redemption proceeds to be sent to the address of record must be in writing with the signature(s) guaranteed if made within 30 days of changing your address.

The Trust, the Transfer Agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Redemptions in Kind

Payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Trust has adopted procedures which provide that if the Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment of a redemption order wholly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Trust has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined. If the Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Signature Guarantees

The Transfer Agent has adopted standards and procedures pursuant to which Medallion Signature Guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, and national securities exchanges, that are participants in the New York Stock Exchange Medallion Signature Program (MSP), the Securities Transfer Agents Medallion Program (STAMP), and the Stock Exchanges Medallion Program (SEMP).

EXCHANGES

Except as limited below, shareholders may exchange some or all of their Fund shares for shares of the same class of another fund in The Alger Family of Funds. One class of shares may not be exchanged for another class of shares, except that in limited circumstances certain accounts will be permitted an exchange from one class to another, including, but not limited to, from Class A Shares to Class I or Class Z Shares, from Class C Shares to Class A, Class I, or Class Z Shares, or from Class I Shares to Class Z-2 Shares. Once an initial sales charge has been imposed on a purchase of Class A Shares, no additional charge is imposed in connection with their exchange. No CDSC is assessed in connection with exchanges of the same class; however, the original CDSC holding period will carry over to the acquired shares.

An exchange from one Fund to another Fund is generally a taxable event, and may generate capital gains or losses for federal income tax purposes. The exchange of shares of one class of a Fund into shares of another class of the same Fund, however, is generally not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. Shareholders are advised to consult with their own tax advisers with respect to the particular tax consequences of an exchange.

You automatically have the ability to make exchanges by telephone unless you refuse the telephone exchange privilege. Exchanges can be made among funds of the same class of shares for identically registered accounts. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares.

The Trust reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

MANAGEMENT

Trustees and Officers of the Trust

The Trust is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.

The Board of Trustees has two standing committees: an Audit Committee and a Nominating Committee. The Audit Committee oversees (a) the Trust's accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of the Trust's financial statements and the independent audit thereof. The Audit Committee met seven times during the Trust's last fiscal year. Its current members are Stephen E. O'Neil, Nathan E. Saint-Amand and Charles F. Baird, Jr. The function of the Nominating Committee is, among other things, to select and nominate all candidates who are not "interested persons" of the Trust for election to the Trust's Board. The Nominating Committee is composed of all the Independent Trustees, and met once during the Trust's last fiscal year.

While the Nominating Committee expects to be able to identify a sufficient number of qualified candidates on its own, it will consider nominations from shareholders that are submitted in writing to the Secretary of the Fund, c/o Fred Alger Management, Inc., 360 Park Avenue South, New York, New York 10010. Any submission should include the following information as to each individual proposed for election or re-election as Trustee: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund, and information regarding such individual that is sufficient, in the discretion of the Nominating Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in a solicitation of proxies for election of Trustees of a registered investment company in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended (including such individual's written consent to being named in a proxy statement as a nominee and to serving as a Trustee (if elected)). Any such submission must also be submitted by such date and contain such information as may be specified in the Fund's By-laws.

Board's Oversight Role in Management

The Board's role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager's Chief Investment Officer (or a senior representative of his office), the Trust's and the Manager's Chief Compliance Officer and portfolio management personnel. The Board's Audit Committee (which consists of three Independent Trustees) meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact, with the Trust's independent registered public accounting firm and the Trust's Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Manager regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. The Board also receives reports from counsel to the Trust or counsel to the Manager and the Board's own independent legal counsel regarding regulatory compliance and governance matters. The Board's oversight role does not make the Board a guarantor of the Trust's investments or activities.

Board Composition and Leadership Structure

The Act requires that at least 40% of a fund's Trustees not be "interested persons" (as defined in the Act) of the fund and as such not be affiliated with the Manager. To rely on certain exemptive rules under the Act, a majority of a fund's Trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 83% of the Trust's Trustees, including the Chairman of the Board, are Independent Trustees. The Chairman of the Board chairs meetings or executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their counsel. The Board has determined that its leadership structure, in which the Chairman of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager provides to the Trust and potential conflicts of interest that could arise from this relationship.

Trustees of the Trust, together with information as to their positions with the Trust, and principal occupations, are shown below.

Interested Trustee(2):

Name (Age) and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Hilary M. Alger (54)	Trustee since 2003	Fundraising Consultant, Schultz & Williams; Trustee, Pennsylvania Ballet; Formerly Director of Development, Pennsylvania Ballet 2004-2013.	25	Board of Directors, Alger Associates, Inc.; Director of Target Margin Theater

Non-Interested Trustees:
Name (Age) and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Charles F. Baird, Jr. (62)	Trustee since 2000	Managing Director of North Castle Partners, a private equity securities group; Chairman of Elizabeth Arden Red Door Spas and Barry's Bootcamp. Former Chairman of Cascade Helmets (2007-2012), gloProfessional (makeup and skincare business) (2006-2013), Contigo (manufacturer of mugs and water bottles) (2013-2014), and International Fitness (2008-2014).	25
Roger P. Cheever (70)	Trustee since 2000	Associate Vice President for Principal Gifts at Harvard University since 2008; Formerly Senior Associate Dean for Development in the Faculty of Arts and Sciences, and Deputy Director of the Harvard Fund.	25
Stephen E. O'Neil (83)	Trustee since 1993	Attorney. Private Investor since 1981.	25
David Rosenberg (53)	Trustee since 2007	Associate Professor of Law since January 2006, Zicklin School of Business, Baruch College, City University of New York.	25
Nathan E. Saint-Amand M.D. (78)	Trustee since 1993	Medical doctor in private practice; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988.	25

(1)  The address of each Trustee is c/o Fred Alger Management, Inc., 360 Park Avenue South, New York, NY 10010.

(2)  Ms. Alger is an "interested person" (as defined in the Act) of the Funds by virtue of her ownership control of Alger Associates, Inc. ("Alger Associates"), which controls Alger Management and its affiliates.

(3)  "Alger Fund Complex" refers to the Trust and the four other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected. Each of the Trustees serves on the Boards of Trustees of the other four registered investment companies in the Alger Fund Complex.

Information About Each Trustee's Experience, Qualifications, Attributes or Skills

The Board believes that the significance of each Trustee's experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to have the skills, experience and judgment necessary to address the issues directors of investment companies confront in fulfilling their duties to fund shareholders. These skills include the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee's educational background; business, professional training or practice (e.g., medicine or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Trust's or the Manager's counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Each Trustee has been a Board member of the Trust and the Alger Fund Complex mutual funds since at least 2007. In addition, the following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses (this supplements information provided in the table above), which the Board believes help the Trustees to exercise effective business judgment.

•  Hilary M. Alger — In addition to her tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 2003), Ms. Alger has over 10 years experience in development for non-profit entities, and prior to that, worked as a securities analyst at Alger Management. Ms. Alger owns securities issued by, and serves on the Board of Directors of, Alger Associates.

•  Charles F. Baird, Jr. — In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 2000), and his service on the Audit Committee of the Trust, Mr. Baird has over 30 years experience as a business entrepreneur, primarily focusing on private equity securities. His extensive experience in the investment business provides in-depth knowledge of industry practices and standards.

•  Roger P. Cheever — Mr. Cheever has been the Chairman of the Board of all of the Alger Fund Complex mutual funds since 2007, and has been a Board member of some since 2000. Mr. Cheever has over 30 years of experience in the development and management of non-profit entities.

•  Stephen E. O'Neil — In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 1973), and his service as Chairman of the Audit Committee of the Trust, Mr. O'Neil has over 40 years experience as a lawyer and private investor.

•  David Rosenberg — In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds since 2007, Mr. Rosenberg has over 10 years of experience as a professor of business law.

•  Nathan E. Saint-Amand, M.D. — In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 1986), Dr. Saint-Amand has been a medical doctor for over 40 years and has served on the boards of several non-profit entities.

Officers of the Trust, with information regarding their positions with the Trust and principal occupations, are shown below.

Officers(2):

Name, (Age), Position with Trust and Address(1)	Principal Occupations	Officer Since
Hal Liebes (51) President	Director, Executive Vice President, Chief Legal Officer, Chief Operating Officer, and Secretary of Alger Management since 2006.	2005
Patrick J. Murphy (45) Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of Alger Management since 2014. Formerly, Vice President of Compliance, Fidelity Investments from 2005 to 2014.	2014
Lisa A. Moss (50) Secretary	Assistant General Counsel of Alger Management since 2006, currently serving as Senior Vice President.	2006
Michael D. Martins (50) Treasurer	Senior Vice President of Alger Management since 2005.	2005
Anthony S. Caputo (60) Assistant Treasurer	Employed by Alger Management since 1986, currently serving as Vice President.	2007
Sergio M. Pavone (54) Assistant Treasurer	Employed by Alger Management since 2002, currently serving as Vice President.	2007

(1)  The address of each officer is c/o Fred Alger Management, Inc., 360 Park Avenue South, New York, NY 10010.

(2)  Each officer's term of office is one year. Each officer serves in the same capacity for the other funds in the Alger Fund Complex.

No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Effective March 2016, each Independent Trustee receives a fee of $27,250 for each meeting attended, to a maximum of $109,000 per annum, paid pro rata by each fund in the Alger Fund Complex, plus travel expenses incurred for attending the meeting. The Independent Trustee appointed as Chairman of the Board of Trustees receives additional compensation of $26,000 per annum paid pro rata by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $2,500 for each meeting attended to a maximum of $10,000 per annum paid pro rata by each fund in the Alger Fund Complex.

The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 2015. The following table provides compensation amounts paid to current Independent Trustees of the Trust for the fiscal year ended October 31, 2015.

Compensation Table

Name of Person, Position	Aggregate Compensation from The Alger Institutional Funds	Total Compensation Paid to Trustee from The Alger Fund Complex
Charles F. Baird, Jr.	$28,066	$106,375
Roger P. Cheever	33,698	125,675
Stephen E. O'Neil	29,128	110,900
David Rosenberg	26,601	101,375
Nathan E. Saint-Amand	29,128	110,900

The following table shows each current Trustee's beneficial ownership as of December 31, 2015, by dollar range, of equity securities of the Trust and of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = over $100,000.

None of the Independent Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger Inc., or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger Inc. The table reflects Ms. Alger's beneficial ownership of shares of the Fund, and of all Funds in the Alger Fund Complex overseen by Ms. Alger as a Trustee, that are owned by various entities that may be deemed to be controlled by Ms. Alger.

Equity Securities of The Fund

Name of Trustee	Equity Securities of Small Cap Growth	Aggregate Equity Securities of Funds in Alger Fund Complex Overseen by Trustee

Interested Trustee:

Hilary M. Alger	A	E
Independent Trustees:
Charles F. Baird, Jr.	A	A
Roger P. Cheever	A	E
Stephen E. O'Neil	A	A
David Rosenberg	A	A
Nathan E. Saint-Amand	A	E

Investment Manager

Alger Management has been in the business of providing investment advisory services since 1964 and, as of June 30, 2016, had approximately $— billion in mutual fund assets under management as well as $— billion in other assets under management. Alger Management is indirectly owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Alger Management, are controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own in the aggregate in excess of 99% of the voting rights of Alger Associates.

Alger Management serves as investment adviser to each Fund pursuant to a written agreement (the "Advisory Agreement") and under the supervision of the Board of Trustees. As Manager, Alger Management makes investment decisions for each Fund and continuously reviews its investment program. Alger Management also serves as Administrator to the Funds and is responsible for the overall administration of the Funds pursuant to a separate written agreement between the Trust, on behalf of the Funds, and Alger Management (the "Administration Agreement").

It is anticipated that Alger Inc., an affiliate of Alger Management, will serve as the Trust's broker in effecting most of the Funds' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Funds and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser. Alger Management bears all expenses in connection with the performance of its services under the Advisory Agreement and the Administration Agreement.

As compensation for its services, the Trust has agreed to pay the Manager an investment advisory fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the Fund: Alger Small Cap Growth Institutional Fund — .81% for assets up to $1 billion and .75% for assets in excess of $1 billion.

To the extent Alger Management waives fees for a Fund, the costs of investing in the Fund are lower. The following examples are intended to help you compare the cost of investing in a Fund that receives fee waivers or expense reimbursements from Alger Management with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions the expenses you would pay during each period are noted below.

Alger Small Cap Growth Institutional Fund

You would pay the following expenses whether or not you redeemed your shares at the end of each period:

Class	1 Year	3 Years	5 Years	10 Years
Z-2	$101	$317	$551	$1,224

Absent expense reimbursement, expenses would be as follows:

Z-2	$102	$318	$552	$1,225

Alger Management may recoup management fees it waives, but only from fees it collects in the same year.

For the fiscal years ended October 31, 2013, 2014, and 2015, Alger Management earned under the terms of the Advisory Agreement $7,920,676, $6,960,121, and $4,363,961, respectively, in respect of Small Cap Growth Institutional Fund.

Pursuant to the Fund Administration Agreement, Alger Management also provides administrative services to the Funds, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Funds; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of each Fund's investment portfolio and the publication of the net asset value of each Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Funds, including the Funds' Custodian, Transfer Agent and printers; providing trading desk facilities for the Funds; and supervising compliance by the Funds with recordkeeping and periodic reporting requirements under the Act.

Alger Management's administrative fee is .0275% of average daily net assets, and pursuant to an Accounting Agency Agreement between Brown Brothers Harriman & Co. ("BBH") and the Funds, for a fee of 0.014% of the Funds' average daily net assets for the first $5 billion in assets and 0.0125% for assets over $5 billion, BBH will provide accounting and bookkeeping services and calculation of the net asset value of the Funds' shares.

During the fiscal years ended October 31, 2013, 2014, and 2015, Alger Management earned under the terms of the Fund Administration Agreement, $268,961, $236,301, and $148,159, respectively, with respect to Small Cap Growth Institutional Fund.

Alger Management has also entered into a Shareholder Administrative Services Agreement with the Trust. The services provided and the fees paid pursuant to that agreement are discussed in the "Transfer Agent" section below.

Description of Portfolio Manager Compensation Structure

An Alger Management portfolio manager's compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Alger Management employees, including a 401(k) plan sponsored by Alger Management. A portfolio manager's base salary is typically a function of the portfolio manager's experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his or her job responsibilities, and financial services industry peer comparisons. Base salary is generally a fixed amount that is subject to an annual review. The annual bonus is variable from year to year, and considers various factors, including:

•  the firm's overall financial results and profitability;

•  the firm's overall investment management performance;

•  current year's and prior years' pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible, based on the benchmark of each such portfolio;

•  qualitative assessment of an individual's performance with respect to the firm's investment process and standards; and

•  the individual's leadership contribution within the firm.

While the benchmarks and peer groups used in determining a portfolio manager's compensation may change from time to time, Alger Management may refer to benchmarks, such as those provided by Russell Investments and Standard & Poor's, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc. that are widely-recognized by the investment industry.

Alger Management has implemented a long-term deferred compensation program ("LTDC") which gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the firm. There is broad participation in the LTDC program amongst the investment professionals. The LTDC reinforces the portfolio managers' commitment to generating superior investment performance for the firm's clients. The awards are invested in Alger mutual funds and have a four year vesting schedule. The total award earned can increase or decrease with the firm's investment and earnings results over the four year period.

Additionally, the Alger Partners Plan provides key investment executives with phantom equity that allows participants pro-rata rights to growth in the firm's book value, dividend payments and participation in any significant corporate transactions (e.g. partial sale, initial public offering, merger, etc.). The firm does not have a limit on the overall percentage of the firm's value it will convey through this program. Further, participation in this program will be determined annually.

Other Accounts Managed by Portfolio Managers

The numbers and assets of other accounts managed by the portfolio managers of the Fund as of October 31, 2015 are as follows. Except as noted below, no account's advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles	Other Accounts
Jill Greenwald	4	$847,281,391.08	—	6	$139,358,979.40
Amy Y. Zhang	3	$479,831,063.63	—	1	$7,952,101.00

Securities Owned by Portfolio Managers

The following table shows each current portfolio manager's beneficial ownership as of January 31, 2016, by dollar range, in the shares of the Fund that she manages. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = $100,001 — $500,000; F = $500,001 — $1,000,000; G = over $1,000,000.

Portfolio Manager	Fund	Range
Jill Greenwald	Small Cap Growth Institutional	E
Amy Y. Zhang	Small Cap Growth Institutional	A

*  A portion of these amounts represents vested or unvested shares held in various qualified and non-qualified deferred compensation plans sponsored by the Manager in which the portfolio manager participates. Information provided is based on current valuations of portfolio manager ownership in such plans where obtainable or on initial values (which may increase or decrease) where current valuations are not timely available.

Distributor

Alger Inc. serves as the Funds' principal underwriter, or distributor, and receives payments from the Funds under the Distribution Plans (see "Purchases — Distribution Plans"). It also receives brokerage commissions from the Fund (see "Investment Strategies and Policies — Portfolio Transactions"). During the Trust's fiscal year ended October 31, 2015, Alger Inc. retained $884 in CDSCs and no initial sales charges.

From time to time Alger Inc., at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Trust, in an amount up to 1% of the value of those investments. Alger Inc. may also from time to time, at its expense from its own resources, make payments to other financial intermediaries that provide shareholder servicing or transaction processing with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transaction processing and transmission charges). Payments under these arrangements may vary but generally will not exceed 0.50% annually of Trust assets or 0.50% annually of Trust sales attributable to that financial intermediary. Alger Inc. determines whether to make additional cash payments and the amount of any payments in response to requests from financial intermediaries, based on factors Alger Inc. deems relevant. Factors considered by Alger, Inc. generally include the financial intermediary's reputation, ability to attract and retain assets for the Trust, expertise in distributing a particular class of shares of the Trust, entry into target markets, and/or quality of service.

Financial intermediaries with whom Alger Inc. has its most significant arrangements to make additional cash compensation payments are Ameriprise Financial Services, Ameritas Investment Corp., Charles Schwab & Co., Chase Life Insurance Company, GWFS Equities, Hartford Life Insurance Co., ING America Insurance Holdings Inc., Jefferson National Life, Lincoln Benefit Life, LPL Financial Corporation, Merrill Lynch, Pierce, Fenner & Smith, Midland National Life Insurance Company, MML Distributors, Morgan Stanley Smith Barney, National Financial Services Co., Nationwide Investment Services Corp., Noramco, OneAmerica Securities Inc., Pershing LLC, Princor Financial, Prudential Investment Management, Raymond James, UBS Financial Services Inc., and Wells Fargo Advisors. In addition, Alger Inc. may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of Alger Inc. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Fund or the amount of proceeds received by the Fund on the sale of shares.

Independent Registered Public Accounting Firm

_____________________ serves as the Trust's independent registered public accounting firm.

CODE OF ETHICS

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Trust, subject to the restrictions and procedures of the Trust's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can obtain a copy of the Trust's Code of Ethics by calling the Trust toll-free at (800) 992-3362.

DIVIDENDS AND DISTRIBUTIONS

Each class will be treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the class that paid the dividend or distribution at net asset value unless the shareholder has elected in writing to have all dividends and distributions paid in cash or reinvested at net asset value into the same class of shares of another identically registered Alger Family of Funds account you have established. In addition, accounts whose dividend/distribution checks have been returned as undeliverable shall reinvest that dividend/distribution at the net asset value next determined after the Transfer Agent receives the undelivered check. Furthermore, all future dividend/distribution checks shall be reinvested automatically at net asset value on the payment date until a written request for reinstatement of cash distribution and a valid mailing address are provided by the shareholder(s). Shares purchased through reinvestment of dividends and distributions are not subject to a CDSC or front-end sales charge except as described above. Dividends will be declared and paid annually. Distributions of any net realized capital gains earned by a Fund usually will be made annually after the close of the fiscal year in which the gains are earned.

The classes of a Fund may have different dividend and distribution rates. Class Z-2 dividends will generally be greater than those of the other classes due to lower expenses. However, dividends paid to each class of shares in the Fund will be declared and paid at the same time and will be determined in the same manner as those paid to the other class.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Trust and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Funds.

The Fund will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Fund-by-Fund (rather than on a Trust-wide) basis.

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, a Fund will pay no federal income taxes on its investment company taxable income (that is, taxable income other than net realized long-term capital gains) and its net realized long-term capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Fund's business of investing in securities; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the utilization of certain of the investment techniques described above and in the Prospectus. As a regulated investment company, each Fund is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Trust expects the Fund to make additional distributions or change the timing of its distributions so as to avoid the application of this tax. Although the Trust expects each Fund to make such distributions as are necessary to avoid the application of this tax, certain of such distributions, if made in January, might be included in the taxable income of shareholders in the year ended in the previous December.

Payments reflecting the dividend income of the Fund will not qualify for the dividends-received deduction for corporations if the Fund sells the underlying stock before satisfying a 46-day holding period requirement (91 days for certain preferred stock). Dividends-received deductions will be allowed to a corporate shareholder only if similar holding period requirements with respect to shares of the Fund have been met.

In general, any gain or loss on the redemption or exchange of Fund shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.

Dividends of the Fund's net investment income and distributions of its short-term capital gains will generally be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Fund.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.

Investors considering buying shares of the Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 28 percent "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The 28 percent backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in each Fund. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. Plan participants should consult their plan sponsors or tax advisers regarding the tax consequences of participation in the plan or of any plan contributions or withdrawals.

CUSTODIAN

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, serves as custodian of the Trust's assets pursuant to a custodian agreement.

TRANSFER AGENT

State Street Bank and Trust Company serves as transfer agent for the Trust pursuant to a transfer agency agreement, with transfer agent services provided by State Street's affiliate, Boston Financial Data Services, Inc. ("Boston Financial").

Under the transfer agency agreement, Boston Financial processes purchases and redemptions of shares of the Funds, maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and distributes any dividends and distributions payable by the Trust. The Trust, Alger Inc. (or its affiliates) and non-affiliated third-party service providers may enter into agreements for recordkeeping services.

Under the transfer agency agreement, Boston Financial is compensated on a per-account and asset-based basis. The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to act as a liaison and provide administrative oversight of Boston Financial and related services. Alger Management is paid on an asset-based basis for these services. During the fiscal year ended October 31, 2015, the Funds paid to Alger Management under the Shareholder Administrative Services Agreement $53,876 with respect to Small Cap Growth Institutional Fund.

CERTAIN SHAREHOLDERS

The following table contains information regarding persons who own of record five percent or more of any class of the shares of the Fund. All holdings are expressed as a percentage of a class of the Fund's outstanding shares as of June 30, 2016. Unless otherwise indicated, the Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Trustees and officers of the Trust as a group own directly less than 1% of each class of the Fund.

Name and Address of Shareholders	Small Cap Growth Institutional Fund
CLASS I SHARES
Raymond James Omnibus for Mutual Funds House Account Firm 92500015 ATTN: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1100
Charles Schwab & Co., Inc. Special Custody Account ATTN: Mutual Funds 211 Main St. San Francisco, CA 94105-1905
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311
Wells Fargo Advisors Special Custody Account for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	—
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968
MLPF&S for the Sole Benefit of Its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Drive, East Jacksonville, FL 32246	—
NFS LLC FEBO FIIOC As Agent for Qualified Employee Benefit Plans (401K) FINOPS-IC Funds 100 Magellan Way Covington, KY 41015	—
Great-West Trust Company LLC Trustee Employee Benefits Clients 8515 East Orchard Road 2T2 Greenwood Village, CO 80111-5002	—
State Street Bank & Trust Co. TRUSTEE ADP/Morgan Stanley Alliance 105 Rosement Avenue Westwood, MA 02090	—
State Street Bank & Trust as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901
Vanguard Fiduciary Trust Company P.O. Box 2600, VM 613 Valley Forge, PA 19482-2600	—
Hartford Life Ins. Co. Separate Account ATTN: UIT Operations PO Box 2999 Hartford, CT 06104-2999	—

Name and Address of Shareholders	Small Cap Growth Institutional Fund
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	—
PIMS/Prudential Retirement as Nominee for the TTEE/Cust PL 700 Eighth District Electrical 2851 S. Parker Rd. Ste. 215 Aurora, CO 80014-2713
CLASS R SHARES
MLPF&S for the Sole Benefit of Its Customers ATTN: Fund Administration 4800 Deer Lake Drive, East Jacksonville, FL 32246
Hartford Life Ins. Co. Separate Account ATTN: UIT Operations PO Box 2999 Hartford, CT 06104-2999
State Street Bank & Trust as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	—
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773
Sammons Financial Network LLC 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266-5911	—
AUL Group Retirement Account Attn: Separate Accounts P.O. Box 368 Indianapolis, IN 46206-0368
Reliance Trust Co. Cust FBO Mass Mutual Omnibus PLL/SMF P.O. Box 48529 Atlanta, GA 30362-1529

*  A shareholder who owns more than 25% of the voting securities of a Fund is deemed to "control" the Fund under the Act, and may heavily influence a shareholder vote.

ORGANIZATION

The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated July 14, 1993 (the "Trust Agreement") under the name The Alger Defined Contribution Trust. The Trust offers shares of beneficial interest of separate series, par value $.001 per share. An unlimited number of shares of four series, representing the shares of the Funds, have been authorized. The word "Alger" in the Trust's name has been adopted pursuant to a provision contained in the Agreement and Declaration of Trust. Under that provision, Associates may terminate the Trust's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

On February 25, 2002, the Trust changed its name from The Alger Retirement Fund to The Alger Institutional Fund. In connection with this change of name, the names of the portfolios of the Trust were also changed as follows:

Former Name	New Name
Alger Capital Appreciation Retirement Portfolio	Alger Capital Appreciation Institutional Portfolio
Alger Growth Retirement Portfolio	Alger LargeCap Growth Institutional Portfolio
Alger MidCap Growth Retirement Portfolio	Alger MidCap Growth Institutional Portfolio
Alger SmallCap Retirement Portfolio	Alger SmallCap Institutional Portfolio

On January 27, 2003, Class R shares were added to all of the Trust's portfolios. The previously existing shares were designated Class I shares on that date. Shares of each portfolio are thus divided into two classes, Class I and Class R, except that Capital Appreciation Focus Fund has also offered Class A, C and Z shares since December 31, 2012. Class R Shares of Capital Appreciation Focus Fund were terminated on November 25, 2013. The classes differ in that (a) each class has a different class designation; (b) the Class A shares are subject to initial sales charges; (c) the Class C shares are subject to CDSCs, and certain Class A shares may also be subject to a CDSC; (d) each of Class A, C and R shares are subject to different distribution and/or service fees under a plan adopted pursuant to rule 12b-1 under the Act; (e) Class I and R shares are subject to a service fee; (f) Class Z shares are not subject to distribution and/or service fees; (g) to the extent that one class alone is affected by a matter submitted to a shareholder vote, then only that class has voting power on the matter; and (h) the exchange privileges and conversion rights of each class differ from those of the others. On February 24, 2004, the names of the Trust and its portfolios were changed to The Alger Institutional Funds, and Alger Capital Appreciation Institutional Fund, Alger LargeCap Growth Institutional Fund, Alger MidCap Growth Institutional Fund and Alger SmallCap Growth Institutional Fund. On March 1, 2010, the names of the portfolios were changed to their current names, except that on December 31, 2012, Alger Large Cap Growth Institutional Fund became Alger Capital Appreciation Focus Fund. Class Z-2 shares of Alger Small Cap Growth Institutional Fund were offered on August 1, 2016.

The Trust is an open-end management investment company. Each Fund is classified as a "diversified" investment company under the Act. Accordingly, each Fund is required, with respect to 75% of its assets, to limit its investment in one issuer (other than the U.S. government and other investment companies) to no more than 5% of the investment company's total assets. Each Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund's assets, similar to the requirement stated above.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants, and by class within a Fund on matters in which the interests of one class differ from those of another. In the interest of economy and convenience, certificates representing shares of a Fund are physically issued only upon specific written request of a shareholder.

Although, as a Massachusetts business trust, the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a trustee or to take other action described in the Trust Agreement.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Trust's outstanding shares.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the

Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated authority to vote all proxies related to the Fund's portfolio securities to Alger Management, the Fund's investment manager. Alger Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Fund, and is responsible for voting proxies of all foreign and domestic securities held in the Fund. Alger Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.

Alger Management delegates its proxy voting authority for all foreign and domestic securities held in the Fund to Institutional Shareholder Services Inc. ("ISS"), a leading proxy voting service provider and registered investment adviser. ISS votes proxies strictly in accordance with pre-determined proxy voting guidelines intended to vote proxies in the clients' best interests, which are summarized below. To the extent ISS has a material conflict of interest with the company whose proxies are at issue, ISS may recuse itself from voting proxies. Alger Management monitors ISS's proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the Fund. Further, Alger Management has a process in place for making voting determinations in the event of a conflict of interest.

Alger Management maintains records of its proxy voting policies and procedures. Alger Management or ISS on Management's behalf, maintains proxy statements received regarding securities held by the Funds; records of votes cast on behalf of each Fund; records of requests for proxy voting information; and any documents prepared that were material to making a voting decision.

No later than August 31st each year, the Fund's proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 992-3863 and on the Funds' website and on the Securities and Exchange Commission's website at http://www.sec.gov.

The following is a summary of the pre-determined voting guidelines used by Alger Management or ISS, on Alger Management's behalf, to vote proxies of securities held by the Fund.

Operational Issues

Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in the company, fees for non-audit services are excessive or there is reason to believe that the auditor's opinion is inaccurate.

Board of Directors

Votes on director nominees in uncontested elections are made on a CASE-BY-CASE basis, examining such factors as the independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity.

Proxy Contests

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis considering such factors as the management's track record, qualifications of director nominees and an evaluation of what each side is offering shareholders.

Anti-Takeover Defenses

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Mergers and Corporate Restructurings

Vote on a CASE-BY-CASE basis on mergers and corporate restructurings based on factors such as financial issues and terms of the offer.

State of Incorporation

Proposals for changing a company's state of incorporation are evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating.

Capital Structure

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights; Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed.

Executive and Director Compensation

Votes are determined on a CASE-BY-CASE basis analyzing the estimated dollar cost for the proposed plan.

Social and Environmental Issues

Votes are determined on a CASE-BY-CASE basis, with a focus on how the proposal will enhance the economic value of the company.

Mutual Fund Proxies

Votes to elect directors are determined on a CASE-BY-CASE basis, considering factors such as board structure and director independence and qualifications.

FINANCIAL STATEMENTS

The Trust's audited financial statements for the year ended October 31, 2015, are contained in the Annual Report to Shareholders for that period, and are hereby incorporated by reference. A copy of the Annual Report to Shareholders may be obtained by telephoning the Trust at (800) 992-3362.

POTENTIAL CONFLICTS OF INTEREST

Information in the following discussion relating to the business, practices, policies and rights of Alger Management and its affiliates has been provided by Alger Management.

Summary

Alger Management is owned by Alger Inc., a registered broker-dealer and a member of the New York Stock Exchange, which is wholly-owned by Alger Associates. Alger Inc. serves as the principal underwriter for the Funds and as a broker-dealer for securities trades placed on behalf of Alger Management clients and accounts. Alger Inc. does not conduct public brokerage business and substantially all of its transactions are for clients of Alger Management if their investment guidelines and relevant regulations that govern their accounts allow it. Neither Alger Management nor any of its management personnel is registered or plans to register as a futures commission merchant, commodity pool operator, commodity trading advisor, or an associated person of these entities.

In addition to serving as investment adviser of the mutual funds in the Alger Family of Funds, Alger Management is the investment adviser to Alger Dynamic Return Fund LLC, a Delaware limited liability company, as well as to Alger SICAV, a publicly offered pooled investment vehicle registered in Luxembourg. Alger Management also serves as a sub-adviser to third-party registered investment companies. From time to time, the Manager, its affiliates or a related person ("Alger Affiliates") may own significant stakes in one or more of the above.

Alger Affiliates also have other direct and indirect interests in the equity markets, directly or through investments in pooled products, in which the Funds directly and indirectly invest. Investors should be aware that this may cause Alger Affiliates to have conflicts that could disadvantage the Fund.

As a registered investment adviser under the Investment Advisers Act of 1940, as amended, Alger Management is required to file and maintain a registration statement on Form ADV with the SEC. Form ADV contains information about assets under management, types of fee arrangements, types of investments, conflicts and potential conflicts of interest, and other relevant information regarding Alger Management. Alger Management's Form ADV is available on the SEC's website (www.adviserinfo.sec.gov).

Conflicts as a Result of the Manager's Other Affiliates

Selection of Administrative and Other Service Providers. Alger Management may choose to (and currently does) have Alger Affiliates provide administrative services, shareholder services, brokerage and other account services to the Funds. While any such engagement would be on market terms, it will nevertheless result in greater benefit to Alger Management than hiring a similarly qualified unaffiliated service provider.

In connection with these services and subject to applicable law, Alger Affiliates, including the Manager, may from time to time, and without notice to investors or clients, in-source or outsource certain processes or functions that it provides in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest, including which processes or functions to in-source or outsource, which entity to outsource to, and the fees charged by the Alger Affiliates or the third party.

Information the Investment Adviser May Receive. Alger Management and its affiliates may have access to the current status of certain markets, investments and funds because of Alger Affiliates' brokerage and other activities. Alger Affiliates may therefore possess information which, if known to Alger Management, might cause Alger Management to seek to dispose of, retain or increase interests in investments held by the Fund, or acquire certain positions on behalf of a Fund. Moreover, Alger Management and its affiliates may come into possession of material, non-public information that would prohibit or otherwise limit its ability to trade on behalf of the Funds. A fund not advised by Alger Management would not be subject to these restrictions. Alger Management maintains policies designed to prevent the disclosure of such information; however, such policies may not fully address situations described above.

Allocation Issues

As Alger Management manages multiple accounts or funds managed or advised by Alger Affiliates (including Alger Management) or in which Alger Affiliates (including Alger Management) or its personnel have interests (collectively, the "client/Alger Affiliates accounts"), issues can and do arise as a result of how Alger Management allocates investment opportunities. In an effort to treat all clients/Alger Affiliates reasonably in light of all factors relevant to managing an account, trades will generally be allocated pro rata among the Funds and client/Alger Affiliates accounts whenever possible. There are exceptions to this practice, however, as described below:

Unusual Market Conditions. During periods of unusual market conditions, Alger Management may deviate from its normal trade allocation practices. During such periods, Alger Management will seek to exercise a disciplined process for determining its actions to appropriately balance the interests of all accounts, including the Funds, as it determines in its sole discretion.

Availability of Investments. The availability of certain investments such as initial public offerings or private placements may be limited. In such cases, not all client/Alger Affiliates accounts (including the Funds) will receive an allocation. As a result, the amount, timing, structuring or terms of an investment by a Fund may differ from, and performance may be lower than, investments and performance of other client/Alger Affiliates accounts.

Alger Management, as a general practice, allocates initial public offering shares and other limited availability investments pro rata among the eligible client/Alger Affiliates accounts (including the Funds). An account or accounts may not receive an allocation because it lacks available cash, is restricted from making certain investments, the account pays a performance fee, the account is so large that the allocation is determined to not be meaningful to the account's overall performance, or due to co-investment by Alger Affiliates. When a pro rata allocation of limited availability investments is not possible or is not appropriate, Alger Management considers numerous other factors to determine an appropriate allocation. These factors include (i) Alger Management's good faith assessment of the best use of such limited opportunities relative to the account's investment objectives (ii) account investment horizons, investment objectives and guidelines; (iii) different levels of investment for different strategies; (iv) client-specific investment guidelines and restrictions; (v) the expected future capacity of applicable funds or client/Alger Affiliates accounts; (vi) fully directed status of brokerage accounts; (vii) tax sensitivity of accounts; (viii) suitability requirements and the nature of the investment opportunity; (ix) account turnover guidelines; (x) cash and liquidity considerations, including without limitation, availability of cash for investment; (xi) relative sizes and expected future sizes of applicable accounts; (xii) availability of other appropriate investment opportunities; and/or (xiii) minimum denomination, minimum increments, de minimus threshold and round lot consideration. Suitability considerations may include (i) relative attractiveness of a security to different accounts; (ii) concentration of positions in an account; (iii) appropriateness of a security for the benchmark and benchmark sensitivity of an account; (iv) an account's risk tolerance, risk parameters and strategy allocations; (v) use of the opportunity as a replacement for a security Alger Management believes to be attractive for an account; and/or (vi) considerations related to giving a subset of accounts exposure to an industry.

In some cases, it is possible that the application of these factors may result in certain client/Alger Affiliates accounts receiving an allocation when other accounts do not. Moreover, Alger Affiliates, or accounts in which Alger Affiliates and/or employees have interests, may receive an allocation or an opportunity not allocated to other accounts or the Funds.

Differing Guidelines, Objectives and Time Horizons. Because client/Alger Affiliates accounts (including the Funds) are managed according to different strategies and individual client guidelines, accounts may not be able to participate in a transaction or strategy employed by Alger Management.

Actions taken by one account could affect others. For example, in the event that withdrawals of capital result in one account selling securities, this could result in securities of the same issuer falling in value, which could have a material adverse effect on the performance of other accounts (including the Funds) that do not sell such positions.

Alger Affiliates may also develop and implement new strategies, which may not be employed in all accounts or pro rata among the accounts where they are employed, even if the strategy is consistent with the objectives of all accounts. Alger Affiliates may make decisions based on such factors as strategic fit and other portfolio management considerations, including an account's capacity for such strategy, the liquidity of the strategy and its underlying instruments, the account's liquidity, the business risk of the strategy relative to the account's overall portfolio make-up, the lack of efficacy of, or return expectations from, the strategy for the account, and any such other factors as Alger Affiliates deem relevant in their sole discretion. For example, such a determination may, but will not necessarily, include consideration of the fact that a particular strategy will not have a meaningful impact on an account given the overall size of the account, the limited availability of opportunities in the strategy and the availability of other strategies for the account.

Investing in Different Classes of the Same Issuer. Conflicts also arise when one or more client/Alger Affiliates accounts (including a Fund) invests in different classes of securities of the same issuer. As a result, one or more client/Alger Affiliates accounts may pursue or enforce rights with respect to a particular issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. For example, if a client/Alger Affiliates account holds debt securities of an issuer and the Fund holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the client/Alger Affiliates account which holds the debt securities may seek a liquidation of the issuer, whereas the Fund which holds the equity securities may prefer a reorganization of the issuer. In addition, Alger Management may also, in certain circumstances, pursue or enforce rights with respect to a particular issuer jointly on behalf of one or more client/Alger Affiliates accounts, the Fund, or Alger Affiliates. The Fund may be negatively impacted by Alger Affiliates' and other client/Alger Affiliates accounts' activities, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case had Alger Affiliates and other client/Alger Affiliates accounts not pursued a particular course of action with respect to the issuer of the securities.

Conflicts Related to Timing of Transactions. When Alger or a client/Alger Affiliates account implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results. In addition, the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged. Alger Affiliates may, in certain cases, implement internal policies and procedures designed to limit such consequences to client/Alger Affiliates accounts, which may cause the Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Moreover, each client/Alger Affiliates account is subject to independent management. Given the independence in the implementation of advice to these accounts, there can be no warranty that such investment advice will be implemented simultaneously. Neither Alger Management nor its affiliates will always know when advice issued has been executed and, if so, to what extent. Alger Management and its affiliates will use reasonable efforts to procure timely execution. It is possible that prior execution for or on behalf of an account could adversely affect the prices and availability of the securities and instruments in which the Funds invest. In other words, an account, by trading first, may increase the price or decrease the availability of a security to the Funds. In some instances, Alger Management is retained under a managed account or wrap program in which the client pays a single fee to the program sponsor, out of which fee the program sponsor pays Alger Management the management fee. The sponsor then executes trades without additional commission charges. Alger Management is directed by clients in these wrap programs to effect transactions for their accounts through the program sponsor or the sponsor's broker-dealer affiliate. In other instances, internal policies designed to facilitate trade aggregation may result in delays in placing trades, which may adversely affect trade execution.

The fact that personnel of certain Alger Affiliates are dedicated to one or more Funds, accounts or clients may be a factor in determining the timing of implementation and allocation of opportunities sourced by such personnel. Alger Affiliates may delay trades for the Fund or account in order to aggregate such trades. Alger Affiliates may also consider reputational matters and other considerations. Differences in allocations will affect the performance of the Funds.

Cross Transactions. From time to time and for a variety of reasons, certain client/Alger Affiliates accounts may buy or sell positions in a particular security while the Fund is undertaking the opposite strategy. Trading in the opposite manner could disadvantage the Fund. Moreover, Alger Affiliates may have a potentially conflicting division of loyalties and responsibilities to both parties in such a case. For example, Alger Management will represent both the Fund on one side of a transaction and another account on the other side of the trade (including an account in which Alger Affiliates may have a proprietary interest) in connection with the purchase of a security by such Fund. In an effort to reduce this negative impact, and when permitted by applicable law, the accounts may enter into "cross transactions." A cross transaction, or cross trade, occurs when the Manager causes the Fund to buy securities from, or sell a security to, another client of Alger Management or Alger Affiliates. Alger Management will ensure that any such cross transactions are effected on commercially reasonable market terms and in accordance with applicable law, including but not limited to Alger Management's fiduciary duties to all accounts.

Valuation of Assets. Alger Affiliates may have a conflict of interest in valuing the securities and other assets in which the Fund may invest. Alger Management is generally paid an advisory fee based on the value of the assets under management, so more valuable securities will result in a higher advisory fee. Alger Management may also benefit from showing better performance or higher account values on periodic statements.

Certain securities and other assets in which the Fund may invest may not have a readily ascertainable market value and will be valued by Alger Management in accordance with the valuation guidelines described in the valuation procedures adopted by the Funds. Such securities and other assets may constitute a substantial portion of a Fund's investments. Alger Management's risk of misstating the value of securities is greater with respect to illiquid securities like those just described.

Alger Affiliates may hold proprietary positions in the Fund. One consequence of such proprietary positions is that Alger Management may be incented to misstate the value of illiquid securities.

Regulatory Conflicts. From time to time, the activities of the Fund may be restricted because of regulatory or other requirements applicable to Alger Affiliates and/or their internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. As a result, Alger Affiliates may implement internal restrictions that delay or prevent trades for the Fund, which could result in less favorable execution of trades and may impact the performance of the Fund.

Certain activities and actions may be considered to result in reputational risk or disadvantage for the management of the Fund and Alger Management as well as for other Alger Affiliates. Similar situations could arise if Alger Affiliates serve as directors of companies the securities of which the Fund wishes to purchase or sell or is representing or providing financing to another potential purchaser. The larger Alger Management's investment advisory business and Alger Affiliates' businesses, the larger the potential that these restricted list policies will impact the performance of the Fund.

Other Potential Conflicts Relating to the Management of the Fund by the Manager

Potential Conflicts Relating to Alger Affiliates' Proprietary Activities and Activities On Behalf of Other Accounts. Alger Management may purchase or sell, for itself or Alger Affiliates, mutual funds or other pooled investment vehicles, commercial paper or fixed-income securities that it recommends to its clients. The results achieved by Alger Affiliates proprietary accounts may differ from those achieved for other accounts. Alger Management will manage the Funds and its other client/Alger Affiliates accounts in accordance with their respective investment objectives and guidelines. However, Alger Management may give advice, and take action, with respect to any current or future client/Alger Affiliates accounts that may compete or conflict with the advice Alger Management may give to the Funds including with respect to the return of the investment, the timing or nature of action relating to the investment or method of exiting the investment.

The directors, officers and employees of Alger Affiliates, including Alger Management, may buy and sell securities or other investments for their own accounts (including through investment funds managed by Alger Affiliates, including Alger Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Fund. To reduce the possibility that the Funds will be materially adversely affected by the personal trading described above, Alger Management has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Funds' portfolio transactions. Alger Management has adopted a code of ethics (the "Code of Ethics") and monitoring procedures relating to certain personal securities transactions by personnel of Alger Management which Alger Management deems to involve potential conflicts involving such personnel, client/Alger Affiliates accounts managed by Alger Management and the Fund. The Code of Ethics requires that personnel of Alger Management comply with all applicable federal securities laws and with the fiduciary duties and anti-fraud rules to which Alger Management is subject. The Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, DC 20549-0102, or by electronic request to publicinfo@sec.gov.

Potential Conflicts in Connection With Proxy Voting

Alger Management has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of clients, including the Funds, and to help ensure that such decisions are made in accordance with Alger Management's fiduciary obligations to its clients. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of Alger Management may have the effect of favoring the interests of other clients or Alger Affiliates provided that Alger Management believes such voting decisions to be in accordance with its fiduciary obligations. In other words, regardless of what Alger Management's conflict of interest is, the importance placed on exercising a client's right to vote dictates that Alger Management will cast the vote in accordance with its voting guidelines even if Alger Management, its affiliate, or its client, somehow, indirectly, benefits from that vote. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled "Proxy Voting Policies and Procedures."

Conflicts in Connection with Sales-Related Incentives. Alger Affiliates and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Fund or its shareholders. Alger Affiliates and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher for some products or services than for others, and the remuneration and profitability to Alger Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater or lesser than the remuneration and profitability resulting from other funds or products.

Conflicts may arise in relation to sales-related incentives. Alger Affiliates and its personnel may receive greater compensation or greater profit in connection with certain funds in the Alger Family of Funds than with other funds, including the Funds. Differentials in compensation may be related to the fact that Alger Affiliates may pay a portion of their advisory fee to an unaffiliated investment adviser, or to other compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of Alger Affiliates and their personnel to recommend certain funds in the Alger Family of Funds over other funds, including the Fund.

Alger Affiliates may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Fund, or who engage in transactions with or for the Fund. For example, Alger Affiliates regularly participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help Alger Affiliates understand the consultant's points of view on the investment management process. Consultants and other parties that provide consulting or other services or provide service platforms for employee benefit plans to potential investors in the Fund may receive fees from Alger Affiliates or the Funds in connection with the distribution of shares in the Fund or other Alger Affiliates products. For example, Alger Affiliates may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, or other products or services offered or managed by Alger Management. Alger Affiliates may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. Alger Affiliates'membership in such organizations allows Alger Affiliates to participate in these conferences and educational forums and helps Alger Affiliates interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, Alger Affiliates' personnel, including employees of Alger Affiliates, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds or distribute the Funds. In addition, Alger Affiliates, including Alger Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. Personnel of Alger Affiliates may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.

To the extent permitted by applicable law, Alger Affiliates or the Fund may make payments to authorized dealers and other financial intermediaries ("Intermediaries") from time to time to promote client/Alger Affiliates accounts, the Fund and other products. In addition to placement fees, sales loads or similar distribution charges, payments may be made out of Alger Affiliates' assets, or amounts payable to Alger Affiliates rather than a separately identified charge to the Fund, client/Alger Affiliates accounts or other products. Such payments may compensate Intermediaries for, among other things: marketing the Funds, client/Alger Affiliates accounts and other products (which may consist of payments resulting in or relating to the inclusion of the Fund, client/Alger Affiliates accounts and other products on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries); access to the Intermediaries' registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; fees for directing investors to the Fund, client/Alger Affiliates accounts and other products; "finders fees" or "referral fees" or other fees for providing assistance in promoting the Funds, client/Alger Affiliates accounts and other products (which may include promotions in communications with the Intermediaries' customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Fund, client/Alger Affiliates accounts and other products. Such payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of interests sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs. The additional payments by Alger Affiliates may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing or other investor services that are in addition to the fees paid for these services by such products.

The payments made by Alger Affiliates or the Fund may be different for different Intermediaries. The payments may be negotiated based on a range of factors, including but not limited to, ability to attract and retain assets, target markets, customer relationships, quality of service and industry reputation. Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.

Potential Conflicts in Connection with Brokerage Transactions

Trade Aggregation. If Alger Management believes that the purchase or sale of a security is in the best interest of more than one client/Alger Affiliates account (including the Funds), it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Aggregation of trades under this circumstance should, on average, decrease the costs of execution. In the event Alger Management aggregates a trade for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of trades is expected to be used, allocations are generally pro rata and if not, will be designed so as not to systematically and consciously favor or disfavor any account in the allocation of investment opportunities. The accounts aggregated may include registered and unregistered investment companies, Alger Affiliates Accounts (including the Funds), and separate accounts. Transaction costs will be shared by participants on a pro-rata basis according to their allocations.

When orders are aggregated for execution, it is possible that Alger Affiliates will receive benefits from such trades, even in limited capacity situations. Alger Management maintains policies and procedures that it believes are reasonably designed to deal equitably with conflicts of interest that may arise in certain situations when purchase or sale orders for an account are aggregated for execution with orders for Alger Affiliates Accounts. Alger Management may aggregate trades for its clients and affiliates in private placements pursuant to internally developed procedures. In such cases, Alger Management will only negotiate the price of such investments, and no other material terms of the offering, and will prepare a written allocation statement reflecting the allocation of the securities.

Alger Management is not required to bunch or aggregate trades if portfolio management decisions for different accounts are made separately, or if it determines that bunching or aggregating is not practicable, or with respect to client directed accounts.

Even when trades are aggregated, prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

Soft Dollars. Alger Management relies primarily on its own internal research group to provide primary research in connection with buy and sell recommendations. However, the Alger Management may receive indirect research, whether a product or a service, in exchange for soft dollar credits (commissions earned on Fund trades). Such research generally will be used as a secondary source of research information. The research services that Alger Management may receive from brokerage firms include research on specific industries and companies; macroeconomic analyses; analyses of national and international events and trends; evaluations of thinly traded securities; computerized trading screening techniques and securities ranking services; and general research services (i.e., Bloomberg, Reuters).

Commissions for the combination of execution and research services may be higher than for execution services alone. Alger Management may pay higher commissions for receipt of brokerage and research services in connection with securities trades that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act"). This benefits Alger Management because it does not have to pay for the research, products, or services. Such benefit gives Alger Management an incentive to select a broker-dealer based on its interest in receiving the research, products, or services rather than on its clients' interest in receiving the most favorable execution.

Research or other services obtained in this manner may be used in servicing the Fund and other client/Alger Affiliates accounts. This includes client/Alger Affiliates accounts other than those that pay commissions to the broker providing soft dollar benefits. To the extent permitted by applicable law, such products and services may disproportionately benefit other client/Alger Affiliates accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other client/Alger Affiliates accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account, and may be used in managing another client's account.

Alger Management has entered into certain commission sharing arrangements that it considers soft dollar arrangements, and that comply with the terms of Section 28(e) of the Securities Exchange Act. A commission sharing arrangement is an arrangement that allows Alger Management to aggregate commissions at a particular broker-dealer and have that broker-dealer pay various other broker-dealers from this pool for the research and research services the firms have provided to Alger Management. These arrangements allow Alger Management to limit the broker-dealers it trades with, while maintaining valuable research relationships.

In certain cases, a research service may serve additional functions that are not related to the making of investment decisions (such as accounting, record keeping or other administrative matters). Where a product obtained with commissions has such a mixed use, Alger Management will make a good faith allocation of the cost of the product according to its use. Alger Management will not use soft dollars to pay for services that provide only administrative or other non-research assistance.

Appendix

Description of certain rating categories assigned by Standard & Poor's, a division of the McGraw-Hill Companies, Inc ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. ("Fitch"), Dominion Bond Rating Service Limited ("DBRS") and A. M. Best Company, Inc. ("Best").

Commercial Paper and Short-Term Ratings

The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.

The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody's. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

Bond and Long-Term Ratings S&P

Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

S&P's BBB-rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

Debt rated BB and B by S&P is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Debt rated B by S&P has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.

MOODY'S

Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

Moody's Baa-rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds rated B by Moody's generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-rated bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch's BB-rated bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Fitch's B-rated bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

DBRs

Bonds rated AAA by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

Bonds rated BBB are considered to be of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

Bonds rated "B" are regarded as highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

A.M. Best

The issuer of long-term debt rated aaa has, in A.M. Best's opinion, an exceptional ability to meet the terms of its obligation. The rating aa is assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of its obligation., and issues are rated a where the ability to meet the terms of the obligation is regarded as strong. The issuer of debt rated bbb is considered to have an adequate ability to meet the terms of its obligation but to be more susceptible to changes in economic or other conditions.

The issuer of bb-rated long-term debt has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. The issuer of long-term debt rated b is considered to have extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

Investment Manager:

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

Distributor:

Fred Alger & Company, Incorporated

360 Park Avenue South

New York, New York 10010

Transfer Agent:

State Street Bank and Trust Company

c/o Boston Financial Data Services, Inc.

Attn: The Alger Institutional Funds

P.O. Box 8480

Boston, Massachusetts 02266-8480

Custodian Bank:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Independent Registered Public Accounting Firm:

____________________

____________________

____________________

Counsel:

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

The Alger Institutional Funds

STATEMENT OF
ADDITIONAL
INFORMATION

August 1, 2016

(ISAI)

PART C

OTHER INFORMATION

Item 28.	Exhibits

Exhibit No.	Description of Exhibit

(a)	Articles of Incorporation:

(a-1)	Amended and Restated Declaration of Trust dated September 13, 2012 (6)

(a-2)	Certificate of Amendment dated January 4, 2013 (6)

(b)	By-laws: Amended and Restated By-laws of Registrant 12/7/2004 (1)

(c)	Instruments Defining Rights of Security Holders: See Exhibits (a-1) and (b)

(d)	Investment Advisory Contracts:

(d-1)	Investment Advisory Agreement between Alger Management and The Alger Institutional Funds dated July 23, 2007 (3)

(d-2)	Revised Fee Schedule dated September 13, 2012 (6)

(d-3)	Contract to Support Fee Waiver/Expense Reimbursement – filed herewith

(e)	Underwriting Contracts: Distribution Agreement dated September 13, 2012 (5)

(f)	Bonus of Profit Sharing Contracts: Not applicable.

(g)	Custodian Agreements: Custodian Agreement between Registrant and Brown Brothers Harriman & Co., dated February 29, 2008 (4)

(h)	Other Material Contracts:

(h-1)	Transfer Agency and Service Agreement Between Certain Investment Companies Managed by Fred Alger Management, Inc. (including Registrant) and State Street Bank and Trust Company 11/22/2004 (1)

(h-2)

Transfer Agency and Service Agreement Between Certain Investment Companies Managed by Fred Alger Management, Inc. (including Registrant) and State Street Bank and Trust Company First Amendment March 9, 2006 (4)

(h-3)

Transfer Agency and Service Agreement Between Certain Investment Companies Managed by Fred Alger Management, Inc. (including Registrant) and State Street Bank and Trust Company Second Amendment November 21, 2009 (4)

(h-4)	Shareholder Administrative Services Agreement among Alger Shareholder Services, Inc., the Registrant, et. al. effective 2/28/2005 (1)

(h-5)	Amendment No. 3 to Shareholder Administrative Services Agreement, effective December 29, 2010 (4)

(h-6)	Shareholder Servicing Agreement dated May 22, 2007 (4)

(h-7)	Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co. dated February 29, 2008 (4)

(h-8)	Amendment to the Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co., dated June 1, 2009 (4)

(h-9)	Amendment to the Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co., dated October 24, 2011 (4)

(h-10)	Administration Agreement for Registrant dated September 22, 2011 (4)

(i)	Legal Opinion: Opinion and Consent of Sullivan and Worcester (2)

(j)	Other Opinions: Consent of to be filed by further amendment

(k)	Omitted Financial Statements: Not applicable.

(l)	Initial Capital Agreements Original Shareholder Purchase Agreement (7)

(m)	Rule 12b-1 Plan:

(m-1)	Class R Distribution Plan dated September 24, 2008 (4)

(m-2)	Class A Distribution Plan dated September 13, 2012 (5)

(m-3)	Class C Distribution Plan dated September 13, 2012 (5)

(n)	Rule 18f-3 Plan: Rule 18f-3 Multiple Class Plan dated August 1, 2016 - filed herewith

(o)	Reserved.

(p)	Codes of Ethics: Amended and Restated Code of Ethics (4)

(q)

Powers of Attorney: Powers of Attorney executed by Daniel C. Chung, Michael D. Martins, Hilary M. Alger, Stephen E. O’Neil, Charles F. Baird, Jr., Roger P. Cheever, Lester L. Colbert, Jr., Nathan E. Saint-Amand, M.D. and David Rosenberg (4)

(1)                                Incorporated by reference to Post-Effective Amendment No. 18, filed with the SEC on February 18, 2005.

(2)                                Incorporated by reference to Post-Effective Amendment No. 21, filed with the SEC on March 1, 2006.

(3)                                Incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on February 25, 2008.

(4)                                Incorporated by reference to Post-Effective Amendment No. 29, filed with the SEC on February 23, 2012.

(5)                                Incorporated by reference to Post-Effective Amendment No. 31, filed with the SEC on October 18, 2012.

(6)                                Incorporated by reference to Post-Effective Amendment No. 34, filed with the SEC on February 22, 2013.

(7)                                Incorporated by reference to Post-Effective Amendment No. 40, filed with the SEC on February 17, 2016.

Item 29.         Persons Controlled by or Under Common Control with Registrant

None.

Item 30.         Indemnification

Under Section 8.4 of Registrant’s Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant’s request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise[hereinafter referred to as a “Covered Person”]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person.  This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant.  Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered  Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Fred Alger Management, Inc. (“Alger Management”), which serves as investment manager to the Fund, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to four other open-end investment companies.

Set forth below is the name and principal business address of each company, excluding Alger Management advised funds, for which a director or officer of Alger Management serves as a director, officer or employee:

Alger Associates, Inc.

Alger SICAV

Analysts Resources, Inc.

Fred Alger & Company, Incorporated

360 Park Avenue South

New York, New York 10010

Alger Management, Ltd.

78 Brook Street

London

W1K 5EF

United Kingdom

Listed below are the officers of Alger Management.

NAME AND POSITION WITH ALGER MANAGEMENT	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION

Daniel C. Chung Chairman, Chief Executive Officer, Chief Investment Officer, President and Director	President and Chief Executive Officer of Alger Associates, Inc.; Chairman of the Board of Directors of Fred Alger & and Company, Incorporated; President and Director of Analysts Resources, Inc.

Robert Kincel Chief Financial Officer, Senior Vice President, Director and Treasurer	Chief Financial Officer and Treasurer of Alger Associates, Inc.; Chief Financial Officer and Director of Fred Alger & Company, Incorporated; Chief Financial Officer of Analysts Resources, Inc.

Hal Liebes Executive Vice President, Chief Legal Officer, Director and Secretary

Chief Operating Officer and Secretary of Alger Associates, Inc.; Executive Vice President, Chief Legal Officer and Director of Fred Alger & Company, Incorporated.; Director, Chief Operating Officer and Secretary of Analysts Resources, Inc.

Patrick J. Murphy Senior Vice President and Chief Compliance Officer

For more information as to the business, profession, vocation or employment of a substantial nature of additional officers of Alger Management, reference is made to Alger Management’s current Form ADV (SEC File No. 801-06709) files under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 32.         PRINCIPAL UNDERWRITER

(a)                                 Fred Alger & Company, Incorporated (“Alger Inc.”) acts as principal underwriter for Registrant, The Alger Funds, The Alger Portfolios, The Alger Funds II, and Alger Global Growth Fund.

(b)                                 The information required by this Item 27 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities  Exchange Act of 1934 (SEC File No.
8-6423).

(c)                                  Not applicable.

Item 33.         LOCATION OF ACCOUNTS AND RECORDS

All accounts and records of Registrant are maintained by Mr. Robert Kincel, Alger Inc., Harborside Financial Center, 600 Plaza One, NJ 07311.

Item 34.         MANAGEMENT SERVICES

Not applicable.

Item 35.         UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment Company Act of 1940,  as  amended,  Registrant has duly caused this Post Effective Amendment to the registration statement to be signed on its behalf by the undersigned,  thereto duly authorized, in the City of New York and State of New York on the 2nd day of June, 2016.

THE ALGER INSTITUTIONAL FUNDS

		By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Lisa A. Moss

Lisa A. Moss, Secretary

Pursuant to the  requirements  of the Securities Act of 1933, this Amendment has been signed below by the following  persons in the  capacities  and on the dates indicated.

/s/ Hal Liebes	President (Principal	June 2, 2016
Hal Liebes	Executive Officer)

/s/ Michael D. Martins	Treasurer	June 2, 2016
Michael D. Martins

*	Trustee	June 2, 2016
Charles F. Baird, Jr.

*	Trustee	June 2, 2016
Roger P. Cheever

*	Trustee	June 2, 2016
Hilary M. Alger

*	Trustee	June 2, 2016
Nathan E. Saint-Amand

*	Trustee	June 2, 2016
Stephen E. O’Neil

*	Trustee	June 2, 2016
David Rosenberg

*By: /s/ Hal Liebes
Hal Liebes
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description of Exhibit
(d-3)	Contract to Support Fee Waiver/Expense Reimbursement
(n)	Rule 18f-3 Multiple Class Plan dated August 1, 2016